INCOME TAXES - Schedule of Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current tax expense	$ (58,961)	$ (72,401)	$ (74,454)
Global Minimum Tax (note 3.7.1.4)	(873)	(6,625)	0
Deferred tax gain	24,645	37,600	34,943
Income tax	$ (35,189)	$ (41,426)	$ (39,511)